PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Other receivable (1)	$167,748	$234,710
Prepaid expenses and other (2)	251,965	104,550
Subtotal	419,713	339,260
Allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$419,713	$339,260

____________

(1)

Other receivable primarily includes short-term advances to employees for business operations, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and security deposits for performance of contracts.

(2)

Prepaid expenses and other include IT equipment and tools which will be expensed upon sales, as well as prepaid independent director fees, prepaid investor relation expense and prepaid insurance expense, which are amortized over the service periods.